Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Mar. 31, 2019
Marketed Products | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible asset	3 years
Marketed Products | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible asset	20 years
Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible asset	3 years
Software | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible asset	10 years